Redeemable Noncontrolling Interests and Equity - Schedule of Capital Stock (Details)	Sep. 30, 2024 $ / shares shares
Schedule of Capital Stock [Line Items]
Total shares, Authorized	401,500,000
Total shares, Issued	41,902,964
Total shares, Treasury Stock
Total shares, Outstanding	41,902,964
Class A Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Total shares, Authorized	300,000,000
Total shares, Issued	5,172,964
Total shares, Treasury Stock
Total shares, Outstanding	5,172,964
Class V Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Total shares, Authorized	100,000,000
Total shares, Issued	35,230,000
Total shares, Treasury Stock
Total shares, Outstanding	35,230,000
Class A convertible preferred units [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Total shares, Authorized	1,500,000
Total shares, Issued	1,500,000
Total shares, Treasury Stock
Total shares, Outstanding	1,500,000